Financial assets and financial liabilities (Details)	12 Months Ended
Jun. 30, 2022 USD ($)
Henry M Jackson Foundation [Member]
Financial assets and financial liabilities (Details) [Line Items]
Other income receivables	$ 100,328
Medical Technology Enterprise Consortium [Member]
Financial assets and financial liabilities (Details) [Line Items]
Other income receivables	$ 96,723